Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 2,313,168		₩ 2,345,148
Fair value of plan assets	(2,648,445)		(2,461,871)
Recognized liability (asset) for defined benefit obligations	₩ (335,277)	[1]	₩ (116,723)	[1]	₩ (46,758)

[1]	The asset for defined benefit obligation of W116,723 million as of December 31, 2024 is the net defined benefit assets of W155,697 million less the net defined liabilities of W38,974 million. In addition, the asset for defined benefit obligation of W 335,277 million as of December 31, 2025 is the net defined benefit assets of W353,097 million less the net defined liabilities of W17,820 million.